Goodwill and Intangible Assets, net - Amortization (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
remainder of 2021	$ 1,269
2022	1,269	$ 1,825
2023	1,174	1,269
2024	930	1,174
2025	737	930
Thereafter	3,599
Total	$ 8,978	$ 9,534	$ 11,760